ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2017
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

3ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,
	2016	2017

Accounts receivable	198,851	364,654
Less: allowance for doubtful accounts	—	—

Accounts receivable, net	198,851	364,654

The Company generally invoices its customers on a monthly or quarterly basis in accordance with the contract terms. Due to the timing difference between the billing and revenue recognition, accounts receivable included an unbilled portion of RMB117,192 and RMB253,724 as of December 31, 2016 and 2017, respectively.

Accounts receivable of RMB87,347 and RMB136,043 was pledged as security for bank loans (note 10) as of December 31, 2016 and 2017, respectively.

An allowance for doubtful accounts is provided based on the Company’s best estimate of the amount of probable credit losses in the Company’s existing accounts receivable. The Company assesses the collectability of accounts receivable by analyzing specific customer accounts that have known or potential doubt as to collectability. The following table presents the movement of the allowance for doubtful accounts:

	Years ended December 31,
	2015	2016	2017

Balance at the beginning of the year	2,156	2,156	—
Allowance made during the year	—	—	—
Reversal during the year	—	(2,156)	—

Balance at the end of the year	2,156	—	—

During the year ended December 31, 2016, the Company reversed allowance for doubtful accounts on a receivable from a customer of RMB2,156 due to the collection of such balance during 2016. Management believes all other accounts receivable as of December 31, 2016 and 2017 are to be collected in full.